Derivative Financial Instruments - Summary of Other Comprehensive Loss to Net Earnings (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended					12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Oct. 01, 2023	Oct. 01, 2023	Sep. 25, 2022	Dec. 25, 2022	Dec. 26, 2021
Derivative [Line Items]
Other expense, net	$ 10,100	$ (600)	$ (5,200)	$ (14,300)
Entertainment One Film And Television Business [Member]
Derivative [Line Items]
Other expense, net						$ 2,759	$ 311	$ (6,661)	$ 1,302
Foreign Exchange Forward [Member]
Derivative [Line Items]
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	$ (100)	$ (2,600)	$ (1,200)	$ (2,500)				2,124	$ (1,067)
Foreign Exchange Forward [Member] | Entertainment One Film And Television Business [Member]
Derivative [Line Items]
Other expense, net					$ 1,759			1,186
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax					$ 1,759			$ 1,186